UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors LLC
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Address: 2100 McKinney Ave, Suite 1401
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         Dallas, TX 75201
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Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
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Title:   CCO
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Phone:   214-740-6054
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Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, TX                   4/25/11
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-_________               SteelPath Capital Management LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $1,293,308
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-_________________   SteelPath Capital Management LLC

[Repeat as necessary.]

                         Title of              Value        SHRS or                       Investment    Other     Voting Authority
Name of Issuer           Class      CUSIP      (x$1000)     PRN AMT---SH/PRN--PUT/CALL    Discretion    Manager  Sole--Shared---None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP     US EQUITY  01861G100  $ 11,456.24   218048.0                         YES       1              218048.0
ALLIANCE RES PARTNER     US EQUITY  01877R108  $ 15,259.74   187397.0                         YES       1              187397.0
BUCKEYE PARTNERS L P     US EQUITY  118230101  $ 47,420.28   746306.0                         YES       1              746306.0
BOARDWALK PIPELINE P     US EQUITY  096627104  $ 35,145.92  1076115.0                         YES       1             1076115.0
CHESAPEAKE MIDSTREAM     US EQUITY  16524K108  $  4,992.61   173174.0                         YES       1              173174.0
COPANO ENERGY L L C      US EQUITY  217202100  $ 21,177.94   594886.0                         YES       1              594886.0
DUNCAN ENERGY PARTNE     US EQUITY  265026104  $ 19,082.99   471185.0                         YES       1              471185.0
DCP MIDSTREAM PARTNE     US EQUITY  23311P100  $ 10,523.44   259838.0                         YES       1              259838.0
ENBRIDGE ENERGY PART     US EQUITY  29250R106  $ 55,605.90   860506.0                         YES       1              860506.0
EL PASO PIPELINE PAR     US EQUITY  283702108  $ 59,779.57  1650002.0                         YES       1             1650002.0
ENTERPRISE PRODS PAR     US EQUITY  293792107  $ 77,287.18  1794871.8                         YES       1             1794871.8
ENERGY TRANSFER EQUI     US EQUITY  29273V100  $ 35,668.62   792636.0                         YES       1              792636.0
ENERGY TRANSFER PRTN     US EQUITY  29273R109  $ 27,359.09   528576.0                         YES       1              528576.0
EV ENERGY PARTNERS L     US EQUITY  26926V107  $ 19,624.24   365238.0                         YES       1              365238.0
Exterran Partners, L.P.  US EQUITY  30225N105  $ 10,601.17   378343.0                         YES       1              378343.0
FERRELLGAS PARTNERS      US EQUITY  315293100  $ 15,901.34   611590.0                         YES       1              611590.0
GENESIS ENERGY L P       US EQUITY  371927104  $ 21,715.75   767070.0                         YES       1              767070.0
GLOBAL PARTNERS LP       US EQUITY  37946R109  $ 25,315.60   973677.0                         YES       1              973677.0
HOLLY ENERGY PARTNER     US EQUITY  435763107  $ 60,910.98  1050189.3                         YES       1             1050189.3
KINDER MORGAN ENERGY
  PARTNERS L.P.          US EQUITY  494550106  $  6,054.49   81718.0                          YES       1              81718.0
LINN ENERGY LLC          US EQUITY  536020100  $  7,201.66   184990.0                         YES       1              184990.0
MARTIN MIDSTREAM         US EQUITY  573331105  $ 14,433.26   360471.0                         YES       1              360471.0
MAGELLAN MIDSTREAM P     US EQUITY  559080106  $ 66,457.28  1110211.9                         YES       1             1110211.9
MARKWEST ENERGY PART     US EQUITY  570759100  $ 29,956.93   618051.0                         YES       1              618051.0
TARGA RESOURCES PART     US EQUITY  87611X105  $ 20,561.01   592878.0                         YES       1              592878.0
NISKA GAS STORAGE PA     US EQUITY  654678101  $ 14,339.09   655651.0                         YES       1              655651.0
INERGY L P               US EQUITY  456615103  $ 66,753.41  1664673.6                         YES       1             1664673.6
NATURAL RESOURCE PAR     US EQUITY  63900P103  $ 10,916.27   311271.0                         YES       1              311271.0
NUSTAR ENERGY LP         US EQUITY  67058H102  $ 58,172.37   856862.1                         YES       1              856862.1
NUSTAR GP HOLDINGS L     US EQUITY  67059L102  $  8,399.36   230435.0                         YES       1              230435.0
ONEOK PARTNERS LP        US EQUITY  68268N103  $ 68,145.44   827509.9                         YES       1              827509.9
OXFORD RESOURCE PART     US EQUITY  691807101  $  4,367.30   158811.0                         YES       1              158811.0
PLAINS ALL AMERN PIP     US EQUITY  726503105  $ 57,463.16   901665.7                         YES       1              901665.7
PAA NAT GAS STORAGE      US EQUITY  693139107  $  1,573.88   66860.0                          YES       1              66860.0
POSTROCK ENERGY CORP.    US EQUITY  737525105  $     50.74    7941.0                          YES       1               7941.0
REGENCY ENERGY PARTN     US EQUITY  75885Y107  $ 47,019.95  1721712.0                         YES       1             1721712.0
RHINO RESOURCE PARTN     US EQUITY  76218Y103  $  6,275.00   250000.0                         YES       1              250000.0
SPECTRA ENERGY PARTN     US EQUITY  84756N109  $ 43,592.10  1326197.1                         YES       1             1326197.1
SUBURBAN PROPANE PAR     US EQUITY  864482104  $ 11,564.76   204940.0                         YES       1              204940.0
SUNOCO LOGISTICS PRT     US EQUITY  86764L108  $ 36,850.49   424642.6                         YES       1              424642.6
TC PIPELINES LP          US EQUITY  87233Q108  $ 55,184.69  1060988.0                         YES       1             1060988.0
TEEKAY LNG PARTNERS      US EQUITY  Y8564M105  $  7,927.56   193355.0                         YES       1              193355.0
TRANSMONTAIGNE PARTN     US EQUITY  89376V100  $ 39,023.98  1074153.0                         YES       1             1074153.0
WESTERN GAS PARTNERS     US EQUITY  958254104  $ 10,803.33   309285.0                         YES       1              309285.0
WILLIAMS PARTNERS LP     US EQUITY  96950F104  $ 25,392.15   490196.0                         YES       1              490196.0